Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Common Stocks - 96.7%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	181	$69,374
Mercury Systems, Inc.*	200	15,492
Northrop Grumman Corp.	117	36,912
		121,778
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	235	24,015
Expeditors International of Washington, Inc.	30	2,715
		26,730
Airlines - 0.1%
United Airlines Holdings, Inc.*	432	15,012
Automobiles - 2.0%
Harley-Davidson, Inc.	204	5,006
Tesla, Inc.*	886	380,103
		385,109
Beverages - 1.6%
Brown-Forman Corp., Class B	490	36,907
Keurig Dr Pepper, Inc.	79	2,180
PepsiCo, Inc.	1,953	270,686
		309,773
Biotechnology - 3.6%
AbbVie, Inc.	2,542	222,654
Amgen, Inc.	726	184,520
Biogen, Inc.*	56	15,886
Gilead Sciences, Inc.	520	32,859
Immunomedics, Inc.*	232	19,727
Moderna, Inc.*	316	22,357
Regeneron Pharmaceuticals, Inc.*	108	60,456
Vertex Pharmaceuticals, Inc.*	492	133,883
		692,342
Building Products - 0.5%
Allegion PLC	633	62,610
Lennox International, Inc.	94	25,625
Trex Co., Inc.*	88	6,301
		94,536
Capital Markets - 2.1%
Cboe Global Markets, Inc.	81	7,107
Charles Schwab Corp. (The)	1,450	52,534
FactSet Research Systems, Inc.	181	60,613
MarketAxess Holdings, Inc.	70	33,711
Moody's Corp.	398	115,360
MSCI, Inc.	36	12,844
S&P Global, Inc.	330	118,998
		401,167
Chemicals - 0.9%
Ecolab, Inc.	411	82,135
PPG Industries, Inc.	302	36,868
Sherwin-Williams Co. (The)	73	50,862
		169,865
Commercial Services & Supplies - 0.3%
Cintas Corp.	72	23,964
Copart, Inc.*	241	25,343
		49,307

	Shares/ Principal	Fair Value

Communications Equipment - 0.6%
Cisco Systems, Inc.	2,719	$107,102
Distributors - 0.4%
Genuine Parts Co.	714	67,952
Pool Corp.	30	10,036
		77,988
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc.*	183	27,823
Chegg, Inc.*	45	3,215
ServiceMaster Global Holdings, Inc.*	132	5,264
		36,302
Electric Utilities - 0.2%
NextEra Energy, Inc.	102	28,311
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	57	12,579
Electronic Equipment, Instruments & Components - 0.7%
Cognex Corp.	607	39,516
Dolby Laboratories, Inc., Class A	492	32,610
National Instruments Corp.	205	7,318
Zebra Technologies Corp., Class A*	227	57,308
		136,752
Energy Equipment & Services - 0.0%†
TechnipFMC PLC	1,304	8,228
Entertainment - 2.3%
Activision Blizzard, Inc.	1,097	88,802
Electronic Arts, Inc.*	33	4,303
Netflix, Inc.*	552	276,017
Roku, Inc.*	173	32,662
Spotify Technology SA*	29	7,035
Take-Two Interactive Software, Inc.*	110	18,174
Zynga, Inc., Class A*	2,241	20,438
		447,431
Equity Real Estate Investment - 1.7%
American Tower Corp.	597	144,313
Equinix, Inc.	71	53,969
Prologis, Inc.	1,263	127,083
		325,365
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	628	222,940
Sprouts Farmers Market, Inc.*	112	2,344
		225,284
Food Products - 1.2%
General Mills, Inc.	503	31,025
Hershey Co. (The)	388	55,616
Hormel Foods Corp.	1,000	48,890
McCormick & Co., Inc.	469	91,033
		226,564
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	734	79,881
DexCom, Inc.*	278	114,600
Edwards Lifesciences Corp.*	1,692	135,055
IDEXX Laboratories, Inc.*	290	114,002
Masimo Corp.*	9	2,125
Quidel Corp.*	43	9,433
ResMed, Inc.	174	29,829

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc.	158	$43,434
		528,359
Health Care Providers & Services - 2.0%
1Life Healthcare, Inc.*	661	18,746
Anthem, Inc.	53	14,235
McKesson Corp.	355	52,870
Quest Diagnostics, Inc.	126	14,426
UnitedHealth Group, Inc.	920	286,829
		387,106
Health Care Technology - 1.1%
Livongo Health, Inc.*	16	2,241
Teladoc Health, Inc.*	366	80,242
Veeva Systems, Inc., Class A*	417	117,256
		199,739
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc.*	311	17,435
Chipotle Mexican Grill, Inc.*	11	13,681
Domino's Pizza, Inc.	54	22,965
Draftkings, Inc., Class A*	59	3,472
Dunkin' Brands Group, Inc.	412	33,747
Penn National Gaming, Inc.*	199	14,467
Vail Resorts, Inc.	29	6,205
Wendy's Co. (The)	201	4,481
Yum! Brands, Inc.	25	2,282
		118,735
Household Products - 1.6%
Church & Dwight Co., Inc.	128	11,995
Clorox Co. (The)	783	164,563
Colgate-Palmolive Co.	912	70,361
Procter & Gamble Co. (The)	371	51,565
		298,484
Industrial Conglomerates - 0.2%
3M Co.	151	24,187
Roper Technologies, Inc.	28	11,063
		35,250
Insurance - 0.4%
Brown & Brown, Inc.	524	23,721
Marsh & McLennan Cos., Inc.	397	45,536
		69,257
Interactive Media & Services - 7.9%
Alphabet, Inc., Class A*	276	404,506
Alphabet, Inc., Class C*	268	393,853
Facebook, Inc., Class A*	2,322	608,132
Twitter, Inc.*	2,451	109,069
		1,515,560
Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc.*	440	1,385,441
Etsy, Inc.*	414	50,355
Grubhub, Inc.*	12	868
Wayfair, Inc., Class A*	187	54,419
		1,491,083
IT Services - 8.3%
Accenture PLC, Class A	572	129,266

	Shares/ Principal	Fair Value

IT Services (continued)
Automatic Data Processing, Inc.	423	$59,004
Fiserv, Inc.*	697	71,826
GoDaddy, Inc., Class A*	217	16,485
Mastercard, Inc., Class A	927	313,484
Okta, Inc.*	112	23,951
PayPal Holdings, Inc.*	2,364	465,779
Twilio, Inc., Class A*	43	10,625
Visa, Inc., Class A	2,469	493,726
		1,584,146
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp.*	82	3,988
Agilent Technologies, Inc.	609	61,472
Avantor, Inc.*	347	7,804
Illumina, Inc.*	78	24,108
Thermo Fisher Scientific, Inc.	180	79,474
		176,846
Machinery - 0.4%
Deere & Co.	65	14,406
Graco, Inc.	94	5,767
Xylem, Inc.	630	52,996
		73,169
Media - 0.5%
Charter Communications, Inc., Class A*	63	39,334
Discovery, Inc., Class A*	2,204	47,981
Sirius XM Holdings, Inc.	3,159	16,932
		104,247
Multiline Retail - 0.1%
Dollar Tree, Inc.*	125	11,418
Nordstrom, Inc.	307	3,659
		15,077
Multi-Utilities - 0.2%
CMS Energy Corp.	505	31,012
Oil, Gas & Consumable Fuels - 0.0%†
EOG Resources, Inc.	88	3,163
Personal Products - 0.0%†
Coty, Inc., Class A	781	2,109
Pharmaceuticals - 2.4%
Bristol Myers Squibb Co.	867	52,271
Eli Lilly and Co.	91	13,470
Johnson & Johnson	398	59,254
Merck & Co., Inc.	2,278	188,960
Zoetis, Inc.	910	150,487
		464,442
Professional Services - 0.5%
CoStar Group, Inc.*	6	5,091
IHS Markit Ltd.	281	22,062
Verisk Analytics, Inc.	378	70,047
		97,200
Road & Rail - 0.4%
Old Dominion Freight Line, Inc.	378	68,388
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	1,094	89,697
Analog Devices, Inc.	588	68,643

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	2,899	$172,346
Intel Corp.	1,474	76,324
Monolithic Power Systems, Inc.	54	15,099
NVIDIA Corp.	1,042	563,951
QUALCOMM, Inc.	590	69,431
Texas Instruments, Inc.	438	62,542
		1,118,033
Software - 17.9%
Adobe, Inc.*	956	468,851
ANSYS, Inc.*	9	2,945
Atlassian Corp. PLC, Class A*	38	6,908
Autodesk, Inc.*	352	81,315
Cadence Design Systems, Inc.*	1,945	207,395
Cloudflare, Inc., Class A*	97	3,983
Dropbox, Inc., Class A*	449	8,648
Fortinet, Inc.*	79	9,307
HubSpot, Inc.*	159	46,465
Intuit, Inc.	447	145,816
Microsoft Corp.	6,691	1,407,318
Nutanix, Inc., Class A*	263	5,833
RingCentral, Inc., Class A*	196	53,824
salesforce.com, Inc.*	1,730	434,784
ServiceNow, Inc.*	530	257,050
Slack Technologies, Inc., Class A*	165	4,432
VMware, Inc., Class A*	854	122,694
Workday, Inc., Class A*	248	53,352
Zendesk, Inc.*	369	37,977
Zoom Video Communications, Inc., Class A*	143	67,226
		3,426,123
Specialty Retail - 3.1%
Best Buy Co., Inc.	134	14,913
Five Below, Inc.*	61	7,747
Home Depot, Inc. (The)	1,029	285,764
Lowe's Cos., Inc.	960	159,226
O'Reilly Automotive, Inc.*	82	37,808
TJX Cos., Inc. (The)	1,273	70,842
Tractor Supply Co.	130	18,634
		594,934
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	15,293	1,771,082
Dell Technologies, Inc., Class C*	149	10,086
Hewlett Packard Enterprise Co.	570	5,341
NetApp, Inc.	1,344	58,921
		1,845,430
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc.*	355	116,926
NIKE, Inc., Class B	731	91,770
Ralph Lauren Corp.	307	20,867
		229,563
Trading Companies & Distributors - 0.4%
Fastenal Co.	332	14,970

	Shares/ Principal	Fair Value

Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.*	61	$7,439
WW Grainger, Inc.	159	56,726
		79,135
Total Common Stocks (Cost - $12,660,473)		18,454,115
Rights - 0.0%†
Bristol-Myers Squibb Co., CVR* (Cost - $1,925)	837	1,884

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $618,810)	618,810	618,810
Total Investments - 99.9% (Cost - $13,281,208)		$19,074,809
Other Assets Less Liabilities - Net 0.1%		21,928
Total Net Assets - 100.0%		$19,096,737

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	3	12/18/2020	$502,800	$(4,188)